Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Sep. 30, 2014
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued and outstanding	9,791,770	9,703,270